UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Income Securities Trust

Semiannual Report
4.30.11

Ticker | **JHS**

Portfolio summary

Portfolio Composition [1]

Corporate Bonds	54%	Common Stocks	2%

U.S. Government & Agency Obligations	26%	Capital Preferred Securities	2%

Collateralized Mortgage Obligations	9%	Term Loans	1%

Preferred Securities	3%	Short-Term Investments & Other	1%

Asset-Backed Securities	2%

Sector Composition[1,2]

U.S. Government & Agency Obligations	26%	Utilities	4%

Financials	25%	Consumer Staples	3%

Collateralized Mortgage Obligations	9%	Telecommunication Services	2%

Consumer Discretionary	9%	Asset-Backed Securities	2%

Energy	6%	Health Care	2%

Industrials	5%	Information Technology	1%

Materials	5%	Short-Term Investments & Other	1%

Quality Distribution[1,3]

AAA	28%	B	10%

AA	4%	CCC & Below	5%

A	9%	Equity	4%

BBB	29%	Not Rated	2%

BB	9%

1 As a percentage of the Fund’s total investments on 4-30-11.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 4-30-11 and do not reflect subsequent downgrades, if any.

6	Income Securities Trust | Semiannual report

Fund’s investments

As of 4-30-11 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Corporate Bonds 78.89% (54.09% of Total Investments)				$138,139,790

(Cost $128,964,005)

Consumer Discretionary 9.88%				17,302,827

Auto Components 0.48%

Allison Transmission, Inc. (S)	7.125	05-15-19	$185,000	187,775

Exide Technologies (S)	8.625	02-01-18	280,000	300,300

Hyva Global BV (S)	8.625	03-24-16	340,000	349,929

Automobiles 0.45%

Hyundai Capital Services, Inc. (S)(Z)	6.000	05-05-15	430,000	470,163

Hyundai Capital Services, Inc. (S)	4.375	07-27-16	310,000	315,275

Consumer Finance 0.60%

Nissan Motor Acceptance Corp. (S)(Z)	4.500	01-30-15	1,000,000	1,051,552

Food Products 0.15%

Simmons Foods, Inc. (S)	10.500	11-01-17	250,000	269,375

Hotels, Restaurants & Leisure 2.59%

Greektown Superholdings, Inc.	13.000	07-01-15	1,713,000	1,933,549

Jacobs Entertainment, Inc. (Z)	9.750	06-15-14	600,000	616,500

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	164,000	147,600

MGM Resorts International	9.000	03-15-20	100,000	111,500

MTR Gaming Group, Inc.	12.625	07-15-14	185,000	196,100

Palace Entertainment Holdings LLC/Palace
Entertainment Holdings Corp. (S)	8.875	04-15-17	235,000	243,813

Seminole Indian Tribe of Florida (S)	7.750	10-01-17	150,000	160,500

Seminole Indian Tribe of Florida (S)(Z)	6.535	10-01-20	650,000	654,505

Turning Stone Resort Casino Enterprises (S)(Z)	9.125	09-15-14	350,000	361,375

Waterford Gaming LLC (S)(Z)	8.625	09-15-14	239,604	113,157

Household Durables 0.05%

American Standard Americas (S)	10.750	01-15-16	85,000	90,844

Internet & Catalog Retail 0.30%

Expedia, Inc. (Z)	5.950	08-15-20	530,000	522,050

Media 4.10%

AMC Entertainment, Inc.	8.750	06-01-19	125,000	135,625

Canadian Satellite Radio Holdings, Inc.	12.750	02-15-14	979,000	1,005,923

CBS Corp.	7.875	07-30-30	350,000	416,178

CBS Corp.	5.900	10-15-40	225,000	217,975

CCO Holdings LLC/CCO Holdings Capital Corp.	8.125	04-30-20	145,000	161,313

See notes to financial statements	Semiannual report | Income Securities Trust	7

		Maturity
	Rate (%)	date	Par value	Value
Media (continued)

Clear Channel Worldwide Holdings, Inc. (Z)	9.250	12-15-17	$410,000	$455,613

DIRECTV Holdings LLC/DIRECTV Financing
Company, Inc.	6.350	03-15-40	220,000	229,677

Grupo Televisa SA	6.625	01-15-40	310,000	329,958

News America, Inc. (Z)	7.750	01-20-24	1,020,000	1,220,876

News America, Inc. (Z)	7.600	10-11-15	1,000,000	1,184,068

News America, Inc. (S)	6.150	02-15-41	275,000	280,586

Nexstar Broadcasting, Inc. (Z)	7.000	01-15-14	84,000	83,895

Nexstar Broadcasting, Inc., PIK	7.000	01-15-14	255,998	255,678

Regal Cinemas Corp.	8.625	07-15-19	115,000	123,913

Regal Entertainment Group	9.125	08-15-18	100,000	107,250

Time Warner Cable, Inc. (Z)	6.750	07-01-18	605,000	697,144

United Business Media, Ltd. (S)	5.750	11-03-20	275,000	270,662

Multiline Retail 0.10%

Sears Holdings Corp. (S)	6.625	10-15-18	175,000	171,281

Specialty Retail 0.43%

Empire Today LLC/Empire Today Finance
Corp. (S)	11.375	02-01-17	165,000	175,725

Hillman Group, Inc.	10.875	06-01-18	210,000	233,100

Hillman Group, Inc. (S)	10.875	06-01-18	95,000	105,450

Ltd. Brands, Inc.	6.625	04-01-21	230,000	238,050

Textiles, Apparel & Luxury Goods 0.63%

Burlington Coat Factory Warehouse
Corp. (S)(Z)	10.000	02-15-19	590,000	603,275

Levi Strauss & Company (Z)	7.625	05-15-20	500,000	503,750

Consumer Staples 3.68%				6,448,468

Food & Staples Retailing 0.69%

CVS Caremark Corp. (6.302% to 6-1-12, then
3 month LIBOR + 2.065%) (Z)	6.302	06-01-37	1,230,000	1,217,700

Food Products 1.93%

Archer-Daniels-Midland Company	5.765	03-01-41	245,000	260,569

Blue Merger Sub, Inc. (S)	7.625	02-15-19	235,000	240,581

Bunge Ltd. Finance Corp. (Z)	8.500	06-15-19	350,000	425,693

Bunge Ltd. Finance Corp. (Z)	5.350	04-15-14	1,040,000	1,121,292

Bunge Ltd. Finance Corp.	4.100	03-15-16	205,000	210,074

Corp. Pesquera Inca SAC (S)	9.000	02-10-17	340,000	357,000

JBS Finance II, Ltd. (S)	8.250	01-29-18	360,000	373,500

Reddy Ice Corp.	11.250	03-15-15	380,000	394,250

Personal Products 0.29%

Hypermarcas SA (S)	6.500	04-20-21	150,000	151,500

Revlon Consumer Products Corp.	9.750	11-15-15	320,000	348,800

Tobacco 0.77%

Alliance One International, Inc. (Z)	10.000	07-15-16	1,000,000	1,022,500

Lorillard Tobacco Company (Z)	6.875	05-01-20	295,000	325,009

8	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
Rate (%)		date	Par value	Value
Energy 8.17%				$14,303,371

Energy Equipment & Services 0.16%

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	$265,000	280,900

Gas Utilities 0.30%

DCP Midstream LLC (S)(Z)	9.750	03-15-19	405,000	526,073

Oil, Gas & Consumable Fuels 7.71%

Anadarko Petroleum Corp. (Z)	6.375	09-15-17	290,000	327,717

Bumi Investment Pte, Ltd. (S)	10.750	10-06-17	190,000	219,925

Chesapeake Energy Corp.	6.125	02-15-21	240,000	247,800

ConocoPhillips (Z)	4.400	05-15-13	1,000,000	1,070,534

Energy Transfer Partners LP (Z)	9.700	03-15-19	330,000	432,662

Enterprise Products Operating LLC (7.000% to
6-1-17, then 3 month LIBOR + 2.778%) (Z)	7.000	06-01-67	695,000	694,131

Enterprise Products Operating LLC, Series B
(7.034% to 1-15-18, then 3 month LIBOR +
2.680%) (Z)	7.034	01-15-68	590,000	622,450

EV Energy Partners LP/EV Energy
Finance Corp. (S)	8.000	04-15-19	400,000	413,000

Gibson Energy ULC/GEP Midstream
Finance Corp.	10.000	01-15-18	265,000	280,238

Kerr-McGee Corp.	6.950	07-01-24	480,000	540,197

Kinder Morgan Energy Partners LP (Z)	7.750	03-15-32	195,000	233,709

Kinder Morgan Finance Company	5.700	01-05-16	615,000	647,288

Marathon Petroleum Corp. (S)	6.500	03-01-41	280,000	294,445

MarkWest Energy Partners LP/MarkWest
Energy Finance Corp. (Z)	6.500	08-15-21	495,000	499,950

Motiva Enterprises LLC (S)	6.850	01-15-40	280,000	324,759

Niska Gas Storage U.S. LLC/Niska Gas Storage
Canada ULC (Z)	8.875	03-15-18	395,000	428,081

NuStar Logistics LP (Z)	7.650	04-15-18	845,000	1,003,511

NuStar Logistics LP	4.800	09-01-20	210,000	209,830

Petro-Canada (Z)	9.250	10-15-21	1,000,000	1,358,450

Spectra Energy Capital LLC (Z)	6.200	04-15-18	1,000,000	1,125,544

Thermon Industries, Inc.	9.500	05-01-17	90,000	96,750

TransCanada Pipelines, Ltd. (6.350% to
5-15-17, then 3 month LIBOR + 2.210%) (Z)	6.350	05-15-67	490,000	499,451

Williams Partners LP (Z)	7.250	02-01-17	1,620,000	1,925,976

Financials 31.27%				54,758,191

Capital Markets 3.21%

Credit Suisse AG (3 month LIBOR + 0.690% to
5-15-17, then 3 month LIBOR + 1.690%) (P)(Q)(Z)	1.003	05-15-17	715,000	571,135

Credit Suisse New York (Z)	5.300	08-13-19	415,000	444,797

Credit Suisse New York (Z)	4.375	08-05-20	555,000	554,385

Jefferies Group, Inc.	8.500	07-15-19	165,000	198,014

Jefferies Group, Inc. (Z)	6.875	04-15-21	905,000	992,807

Macquarie Bank, Ltd. (S)	6.625	04-07-21	260,000	269,291

Macquarie Group, Ltd. (S)(Z)	7.300	08-01-14	270,000	303,368

Macquarie Group, Ltd. (S)	6.000	01-14-20	340,000	347,163

Morgan Stanley (Z)	7.300	05-13-19	485,000	556,502

Morgan Stanley (Z)	5.550	04-27-17	500,000	538,213

The Goldman Sachs Group, Inc. (Z)	6.150	04-01-18	760,000	841,190

See notes to financial statements	Semiannual report | Income Securities Trust	9

		Maturity
	Rate (%)	date	Par value	Value
Commercial Banks 6.18%

Abbey National Treasury Services PLC	4.000	04-27-16	$385,000	$387,911

Banco de Credito del Peru (S)	4.750	03-16-16	175,000	169,750

Barclays Bank PLC (S)	6.050	12-04-17	295,000	313,839

Barclays Bank PLC (Z)	5.140	10-14-20	1,930,000	1,878,174

BBVA Bancomer SA (S)(Z)	6.500	03-10-21	485,000	495,628

BNP Paribas (Z)	5.000	01-15-21	420,000	423,409

BPCE SA (12.500% to 9-30-19, then 3 month
LIBOR + 12.980%) (Q)(S)	12.500	09-30-19	330,000	384,496

Chuo Mitsui Trust & Banking Company, Ltd.
(5.506% to 4-15-15, then 3 month LIBOR +
2.490%) (Q)(S)(Z)	5.506	04-15-15	940,000	954,100

Commonwealth Bank of Australia (S)(Z)	5.000	03-19-20	555,000	576,822

First Tennessee Bank NA (Z)	5.050	01-15-15	405,000	420,343

Huntington Bancshares, Inc.	7.000	12-15-20	90,000	100,849

ICICI Bank, Ltd. (S)(Z)	5.750	11-16-20	475,000	477,132

Lloyds TSB Bank PLC (Z)	6.375	01-21-21	440,000	471,779

National City Bank (P)(Z)	0.679	06-07-17	575,000	542,393

Regions Financial Corp. (Z)	7.750	11-10-14	1,000,000	1,092,500

Regions Financial Corp. (P)	0.478	06-26-12	265,000	256,438

Santander Holdings USA, Inc.	4.625	04-19-16	115,000	118,724

Santander Issuances SA (6.500% to 11-15-14,
then 3 month LIBOR + 3.920%) (S)(Z)	6.500	08-11-19	600,000	636,054

The Royal Bank of Scotland PLC	4.875	03-16-15	330,000	348,465

Wachovia Bank NA (Z)	6.600	01-15-38	325,000	372,477

Wachovia Bank NA (Z)	5.850	02-01-37	390,000	406,150

Consumer Finance 2.12%

Capital One Financial Corp. (Z)	6.750	09-15-17	1,000,000	1,171,450

Capital One Financial Corp. (Z)	6.150	09-01-16	730,000	812,922

Discover Bank	7.000	04-15-20	270,000	303,829

Discover Financial Services (Z)	10.250	07-15-19	585,000	773,565

Nelnet, Inc. (7.400% to 9-29-11, then 3 month
LIBOR + 3.375%) (Z)	7.400	09-29-36	715,000	643,154

Diversified Financial Services 8.91%

Astoria Depositor Corp., Series B (S)	8.144	05-01-21	1,000,000	975,000

Bank of America Corp.	6.500	08-01-16	305,000	343,982

Bank of America NA	6.000	10-15-36	390,000	392,524

Bank of America NA	5.300	03-15-17	150,000	157,533

Beaver Valley Funding (Z)	9.000	06-01-17	498,000	546,311

Bosphorus Financial Services, Ltd. (P)(S)(Z)	2.113	02-15-12	125,000	123,727

Citigroup, Inc. (Z)	6.125	11-21-17	1,935,000	2,146,695

Citigroup, Inc. (Z)	5.850	12-11-34	300,000	302,960

Crown Castle Towers LLC (S)(Z)	4.883	08-15-20	760,000	756,892

General Electric Capital Corp. (Z)	6.000	08-07-19	335,000	373,263

General Electric Capital Corp.	5.300	02-11-21	220,000	228,453

GTP Towers Issuer LLC (S)(Z)	8.112	02-15-15	885,000	924,090

Harley-Davidson Funding Corp. (S)	6.800	06-15-18	300,000	336,009

Harley-Davidson Funding Corp. (S)(Z)	5.750	12-15-14	290,000	314,315

International Lease Finance Corp. (S)	7.125	09-01-18	290,000	311,750

JPMorgan Chase & Company (Z)	6.000	01-15-18	765,000	851,788

10	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Diversified Financial Services (continued)

JPMorgan Chase & Company (Z)	3.700	01-20-15	$295,000	$306,355

JPMorgan Chase & Company, Series 1
(7.900% to 4-30-18, then 3 month LIBOR +
3.470%) (Q)(Z)	7.900	04-30-18	655,000	719,668

Merrill Lynch & Company, Inc. (Z)	7.750	05-14-38	495,000	576,073

Merrill Lynch & Company, Inc. (Z)	6.875	04-25-18	1,000,000	1,135,357

Nationstar Mortgage/Nationstar Capital
Corp. (S)(Z)	10.875	04-01-15	485,000	500,763

Nationwide Financial Services (S)	5.375	03-25-21	200,000	203,767

Pinafore LLC/Pinafore, Inc. (S)	9.000	10-01-18	135,000	147,488

Textron Financial Corp. (6.000% to 2-15-17,
then 3 month LIBOR + 1.735%) (S)(Z)	6.000	02-15-67	530,000	455,800

The Bear Stearns Companies LLC (Z)	7.250	02-01-18	1,000,000	1,175,585

USB Realty Corp. (6.091% to 1-15-12, then
3 month LIBOR + 1.147%) (Q)(S)(Z)	6.091	01-15-12	800,000	706,000

Woodside Finance, Ltd. (S)(Z)	4.500	11-10-14	550,000	586,427

Insurance 5.86%

Aflac, Inc. (Z)	8.500	05-15-19	385,000	471,330

Aflac, Inc. (Z)	6.900	12-17-39	230,000	247,676

AON Corp.	8.205	01-01-27	345,000	390,352

AXA SA (6.379% to 12-14-36, then 3 month
LIBOR + 2.256%) (Q)(S)	6.379	12-14-36	175,000	161,219

Chubb Corp. (6.375% until 4-15-17, then
3 month LIBOR + 2.250%)	6.375	03-29-67	315,000	337,050

CNA Financial Corp.	7.250	11-15-23	540,000	602,934

CNA Financial Corp. (Z)	6.500	08-15-16	720,000	806,608

CNO Financial Group, Inc. (S)	9.000	01-15-18	375,000	396,563

Glen Meadow Pass-Through Trust (6.505% to
2-15-17, then 3 month LIBOR +2.125%) (S)	6.505	02-12-67	545,000	497,313

Hartford Financial Services Group, Inc.	6.625	03-30-40	225,000	235,583

Liberty Mutual Group, Inc. (S)(Z)	7.800	03-15-37	705,000	715,575

Lincoln National Corp. (Z)	8.750	07-01-19	535,000	688,557

Lincoln National Corp.	7.000	06-15-40	160,000	187,837

Lincoln National Corp. (6.050% until 4-20-17,
then 3 month LIBOR + 2.040%) (Z)	6.050	04-20-67	490,000	486,325

Massachusetts Mutual Life Insurance
Company (S)(Z)	8.875	06-01-39	210,000	292,944

MetLife, Inc.	10.750	08-01-39	150,000	211,500

New York Life Insurance Company (S)(Z)	6.750	11-15-39	350,000	408,260

Teachers Insurance & Annuity Association
of America (S)(Z)	6.850	12-16-39	605,000	701,619

Unum Group (Z)	7.125	09-30-16	395,000	455,488

UnumProvident Finance Company PLC (S)(Z)	6.850	11-15-15	605,000	679,790

W.R. Berkley Corp. (Z)	5.600	05-15-15	365,000	390,342

Willis Group Holdings PLC	5.750	03-15-21	350,000	358,763

Willis North America, Inc. (Z)	7.000	09-29-19	495,000	541,258

Real Estate Investment Trusts 4.87%

BioMed Realty LP	6.125	04-15-20	135,000	143,953

Brandywine Operating Partnership LP (Z)	7.500	05-15-15	345,000	393,895

CommonWealth REIT (Z)	6.650	01-15-18	480,000	531,860

See notes to financial statements	Semiannual report | Income Securities Trust	11

		Maturity
	Rate (%)	date	Par value	Value
Real Estate Investment Trusts (continued)

Developers Diversified Realty Corp. (Z)	7.500	04-01-17	$465,000	$534,504

Dexus Property Group (S)(Z)	7.125	10-15-14	495,000	558,788

Duke Realty LP	8.250	08-15-19	265,000	322,009

Duke Realty LP (Z)	6.750	03-15-20	590,000	667,933

Goodman Funding Pty, Ltd. (S)	6.375	04-15-21	645,000	665,917

HCP, Inc. (Z)	5.375	02-01-21	705,000	733,372

Health Care REIT, Inc. (Z)	6.200	06-01-16	505,000	559,203

Health Care REIT, Inc.	4.950	01-15-21	400,000	394,316

Healthcare Realty Trust, Inc. (Z)	6.500	01-17-17	540,000	605,869

Mack-Cali Realty LP (Z)	7.750	08-15-19	330,000	401,131

MPT Operating Partnership LP/MPT Finance
Corp. (S)	6.875	05-01-21	230,000	232,254

Post Apartment Homes LP	4.750	10-15-17	185,000	184,949

Simon Property Group LP (Z)	10.350	04-01-19	345,000	480,263

Vornado Realty LP (Z)	4.250	04-01-15	755,000	781,694

WEA Finance LLC/WT Finance Australia
Pty, Ltd. (S)	6.750	09-02-19	290,000	336,452

Real Estate Management & Development 0.12%

Realogy Corp. (S)	7.875	02-15-19	215,000	217,150

Health Care 2.64%				4,614,547

Health Care Equipment & Supplies 0.88%

Alere, Inc.	8.625	10-01-18	185,000	197,950

Alere, Inc.	7.875	02-01-16	335,000	356,775

Covidien International Finance SA (Z)	5.450	10-15-12	930,000	990,520

Health Care Providers & Services 0.83%

BioScrip, Inc.	10.250	10-01-15	285,000	285,000

Community Health Systems, Inc.	8.875	07-15-15	440,000	449,900

Gentiva Health Services, Inc.	11.500	09-01-18	70,000	79,450

Medco Health Solutions, Inc. (Z)	7.125	03-15-18	545,000	645,248

Life Sciences Tools & Services 0.13%

Bio-Rad Laboratories, Inc.	4.875	12-15-20	220,000	219,450

Pharmaceuticals 0.80%

Catalent Pharma Solutions, Inc., PIK (Z)	9.500	04-15-15	425,756	435,336

Hospira, Inc. (Z)	6.050	03-30-17	485,000	545,787

Valeant Pharmaceuticals International, Inc. (S)	6.875	12-01-18	315,000	314,606

Valeant Pharmaceuticals International, Inc. (S)	6.750	10-01-17	95,000	94,525

Industrials 7.42%				$12,989,233

Aerospace & Defense 0.83%

Bombardier, Inc. (S)	7.750	03-15-20	240,000	267,300

Colt Defense LLC/Colt Finance Corp. (S)	8.750	11-15-17	250,000	208,750

Embraer Overseas, Ltd. (Z)	6.375	01-15-20	380,000	407,550

Huntington Ingalls Industries, Inc. (S)	7.125	03-15-21	295,000	310,488

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	230,000	252,425

12	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Airlines 2.38%

America West Airlines 2000-1 Pass
Through Trust	8.057	07-02-20	$203,557	$211,700

Continental Airlines 1998-1 Class A Pass
Through Trust	6.648	09-15-17	196,662	207,479

Continental Airlines 1999-1 Class A Pass
Through Trust (Z)	6.545	02-02-19	211,274	221,838

Continental Airlines 2000-2 Class B Pass
Through Trust (Z)	8.307	04-02-18	158,596	161,768

Continental Airlines 2007-1 Class A Pass
Through Trust (Z)	5.983	04-19-22	535,065	548,441

Delta Air Lines 2007-1 Class A Pass
Through Trust (Z)	6.821	08-10-22	631,842	657,116

Delta Air Lines 2010-1 Class A Pass
Through Trust	6.200	07-02-18	222,366	229,593

Delta Air Lines 2011-1 Class A Pass
Through Trust	5.300	04-15-19	230,000	231,150

Northwest Airlines 2002-1 Class G-2 Pass
Through Trust (Z)	6.264	11-20-21	555,298	571,957

Northwest Airlines 2007-1 Class A Pass
Through Trust (Z)	7.027	11-01-19	423,382	431,850

UAL 2009-1 Pass Through Trust	10.400	11-01-16	184,140	210,840

UAL 2009-2A Pass Through Trust (Z)	9.750	01-15-17	419,898	477,633

Building Products 0.74%

Masco Corp.	7.125	03-15-20	285,000	297,708

Voto-Votorantim Overseas Trading
Operations NV (S)(Z)	6.625	09-25-19	450,000	474,750

Voto-Votorantim, Ltd. (S)(Z)	6.750	04-05-21	490,000	521,850

Commercial Services & Supplies 0.42%

Garda World Security Corp. (S)	9.750	03-15-17	100,000	107,250

Interactive Data Corp. (S)	10.250	08-01-18	110,000	122,650

Steelcase, Inc. (Z)	6.375	02-15-21	480,000	498,942

Construction & Engineering 0.19%

Tutor Perini Corp. (S)	7.625	11-01-18	335,000	341,700

Electrical Equipment 0.12%

Coleman Cable, Inc.	9.000	02-15-18	205,000	216,788

Industrial Conglomerates 0.79%

Hutchison Whampoa International, Ltd. (S)(Z)	6.500	02-13-13	365,000	396,817

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	100,000	101,500

Odebrecht Finance, Ltd. (S)	6.000	04-05-23	350,000	349,125

Textron, Inc. (Z)	5.600	12-01-17	505,000	535,757

Marine 0.31%

Navios Maritime Holdings, Inc./Navios Maritime
Finance II U.S., Inc. (S)	8.125	02-15-19	225,000	227,250

Navios South American Logistics, Inc./Navios
Logistics Finance (S)	9.250	04-15-19	315,000	322,481

Road & Rail 1.24%

CSX Corp. (Z)	6.300	03-15-12	1,000,000	1,047,755

The Hertz Corp. (S)(Z)	6.750	04-15-19	625,000	637,500

Western Express, Inc. (S)(Z)	12.500	04-15-15	485,000	477,725

See notes to financial statements	Semiannual report | Income Securities Trust	13

		Maturity
	Rate (%)	date	Par value	Value
Trading Companies & Distributors 0.12%

Aircastle, Ltd.	9.750	08-01-18	$190,000	$214,225

Transportation Infrastructure 0.28%

Asciano Finance, Ltd. (S)(Z)	4.625	09-23-20	510,000	489,582

Information Technology 1.07%				1,875,075

IT Services 0.74%

Brightstar Corp. (S)(Z)	9.500	12-01-16	560,000	599,200

Equinix, Inc.	8.125	03-01-18	165,000	178,613

Fiserv, Inc. (Z)	6.800	11-20-17	460,000	523,699

Software 0.33%

Vangent, Inc. (Z)	9.625	02-15-15	570,000	573,563

Materials 6.41%				11,224,159

Chemicals 0.77%

American Pacific Corp. (Z)	9.000	02-01-15	245,000	238,263

Fufeng Group, Ltd. (S)	7.625	04-13-16	335,000	324,887

Incitec Pivot Finance LLC (S)(Z)	6.000	12-10-19	345,000	367,913

Sterling Chemicals, Inc. (Z)	10.250	04-01-15	400,000	412,500

Construction Materials 0.20%

Building Materials Corp. of America (S)	6.750	05-01-21	230,000	233,163

Severstal Columbus LLC	10.250	02-15-18	100,000	111,750

Containers & Packaging 0.58%

Polymer Group, Inc. (S)	7.750	02-01-19	95,000	98,800

Pretium Packaging LLC/Pretium Finance, Inc. (S)	11.500	04-01-16	165,000	169,538

Temple-Inland, Inc. (Z)	6.875	01-15-18	545,000	598,617

U.S. Corrugated, Inc.	10.000	06-12-13	160,000	156,800

Metals & Mining 3.41%

Alcoa, Inc.	5.400	04-15-21	255,000	259,154

Allegheny Technologies, Inc. (Z)	9.375	06-01-19	280,000	358,616

Allegheny Technologies, Inc.	5.950	01-15-21	140,000	150,219

ArcelorMittal (Z)	9.850	06-01-19	370,000	476,922

ArcelorMittal	6.750	03-01-41	280,000	287,041

Cliffs Natural Resources, Inc.	6.250	10-01-40	295,000	303,454

Commercial Metals Company (Z)	7.350	08-15-18	310,000	338,210

Gerdau Trade, Inc. (S)	5.750	01-30-21	330,000	333,300

JMC Steel Group (S)	8.250	03-15-18	185,000	193,788

Metinvest BV (S)(Z)	8.750	02-14-18	435,000	466,538

Rain CII Carbon LLC/CII Carbon Corp. (S)(Z)	8.000	12-01-18	555,000	582,750

Teck Resources, Ltd. (Z)	10.750	05-15-19	1,100,000	1,406,680

Vale Overseas, Ltd.	6.875	11-10-39	320,000	346,732

Winsway Coking Coal Holding, Ltd. (S)(Z)	8.500	04-08-16	470,000	466,475

Paper & Forest Products 1.45%

Boise Paper Holdings LLC/Boise
Co-Issuer Company	8.000	04-01-20	100,000	108,500

Georgia-Pacific LLC (S)(Z)	7.125	01-15-17	475,000	504,688

14	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Paper & Forest Products (continued)

Georgia-Pacific LLC (S)(Z)	5.400	11-01-20	$580,000	$585,571

International Paper Company (Z)	9.375	05-15-19	385,000	502,125

Mercer International, Inc.	9.500	12-01-17	105,000	115,238

PE Paper Escrow GmbH (S)	12.000	08-01-14	100,000	115,500

Verso Paper Holdings LLC/Verso Paper, Inc. (S)	8.750	02-01-19	100,000	103,250

Westvaco Corp. (Z)	7.950	02-15-31	475,000	507,177

Telecommunication Services 2.80%				4,903,249

Diversified Telecommunication Services 2.29%

Affinion Group Holdings, Inc. (S)	11.625	11-15-15	235,000	239,700

Axtel SAB de CV (S)	9.000	09-22-19	160,000	158,000

BellSouth Telecommunications, Inc. (Z)	6.300	12-15-15	622,765	667,860

Frontier Communications Corp. (Z)	8.500	04-15-20	635,000	688,181

Qwest Corp. (Z)	8.375	05-01-16	330,000	391,875

Telecom Italia Capital SA	7.721	06-04-38	260,000	280,733

Telecom Italia Capital SA	7.200	07-18-36	365,000	375,464

Telecom Italia Capital SA (Z)	6.175	06-18-14	1,110,000	1,210,784

Wireless Telecommunication Services 0.51%

America Movil SAB de CV (Z)	5.000	03-30-20	440,000	459,327

Bakrie Telecom Pte, Ltd. (S)(Z)	11.500	05-07-15	405,000	431,325

Utilities 5.55%				9,720,670

Electric Utilities 3.28%

BVPS II Funding Corp. (Z)	8.890	06-01-17	550,000	617,192

Commonwealth Edison Company (Z)	5.800	03-15-18	525,000	587,283

Exelon Corp. (Z)	4.900	06-15-15	985,000	1,055,709

FPL Energy National Wind LLC (S)(Z)	5.608	03-10-24	254,276	257,243

ITC Holdings Corp. (S)(Z)	5.500	01-15-20	415,000	441,862

KCP&L Greater Missouri Operations
Company (Z)	11.875	07-01-12	515,000	573,403

Oncor Electric Delivery Company LLC (S)(Z)	5.000	09-30-17	820,000	876,414

PNPP II Funding Corp. (Z)	9.120	05-30-16	297,000	315,738

PPL Capital Funding, Inc. (6.700% to 3-30-17,
then 3 month LIBOR + 2.665%) (Z)	6.700	03-30-67	445,000	442,219

TXU Corp. (Z)	7.460	01-01-15	198,077	190,091

W3A Funding Corp.	8.090	01-02-17	386,792	388,730

Energy Equipment & Services 0.41%

MidAmerican Energy Holdings Company (Z)	8.480	09-15-28	550,000	713,053

Independent Power Producers & Energy Traders 0.86%

Allegheny Energy Supply Company LLC (S)(Z)	5.750	10-15-19	460,000	475,896

Exelon Generation Company LLC	6.250	10-01-39	265,000	269,379

NRG Energy, Inc.	8.250	09-01-20	355,000	373,638

NRG Energy, Inc. (S)	7.625	01-15-18	370,000	388,500

Multi-Utilities 0.54%

Integrys Energy Group, Inc. (6.110% to
12-1-16, then 3 month LIBOR + 2.120%) (Z)	6.110	12-01-66	650,000	640,250

Wisconsin Energy Corp. (6.250% to 5-15-17,
then 3 month LIBOR + 2.113%)	6.250	05-15-67	300,000	301,500

See notes to financial statements	Semiannual report | Income Securities Trust	15

		Maturity
Rate (%)		date	Par value	Value
Water Utilities 0.46%

Cia de Saneamento Basico do Estado de
Sao Paulo (S)	6.250	12-16-20	$305,000	$311,863

Midwest Generation LLC, Series B (Z)	8.560	01-02-16	492,095	500,707

Convertible Bonds 0.62% (0.43% of Total Investments)				$1,093,125

(Cost $811,144)

Consumer Discretionary 0.62%				1,093,125

Media 0.62%

XM Satellite Radio, Inc. (S)(Z)	7.000	12-01-14	$750,000	1,093,125

Municipal Bonds 0.15% (0.10% of Total Investments)				$256,329

(Cost $227,135)

California 0.15%				256,329

State of California	7.600	11-01-40	$225,000	256,329

Term Loans (M) 1.84% (1.26% of Total Investments)				$3,219,408

(Cost $3,305,567)

Consumer Discretionary 1.02%				1,778,150

Hotels, Restaurants & Leisure 0.82%

CCM Merger, Inc.	7.000	03-01-17	$200,000	202,300

Dunkin Brands, Inc.	4.250	11-23-17	199,500	200,933

East Valley Tourist Development Authority	12.000	08-06-12	536,589	445,368

Kalispel Tribal Economic Authority	7.500	02-22-17	600,000	588,000

Media 0.20%

Vertis, Inc.	11.750	12-31-15	359,525	341,549

Energy 0.57%				1,000,000

Oil, Gas & Consumable Fuels 0.57%

Alpha Natural Resources, Inc.	(T)	01-27-12	1,000,000	1,000,000

Financials 0.25%				441,258

Real Estate Investment Trusts 0.25%

iStar Financial, Inc.	7.000	06-30-14	220,000	220,629

iStar Financial, Inc.	(T)	06-30-14	220,000	220,629

Capital Preferred Securities 2.34% (1.60% of Total Investments)				$4,092,301

(Cost $4,008,784)

Financials 2.34%				4,092,301

Capital Markets 0.75%

State Street Capital Trust III (5.300% to
6-23-11, then 3 month LIBOR + 4.990%) (Q)(Z)	5.300	06-23-11	$520,000	520,588

State Street Capital Trust IV (P)(Z)	1.309	06-15-37	935,000	782,906

Commercial Banks 1.25%

Fifth Third Capital Trust IV (6.500% to 4-15-17
then 3 month LIBOR + 1.368%) (Z)	6.500	04-15-37	825,000	808,500

PNC Preferred Funding Trust III (8.700% to
3-15-13 then 3 month LIBOR + 5.226%) (Q)(S)(Z)	8.700	03-15-13	835,000	892,014

Sovereign Capital Trust VI (Z)	7.908	06-13-36	480,000	493,343

16	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Insurance 0.34%

MetLife Capital Trust X (9.250% to 4-8-38 then
3 month LIBOR + 5.540%) (S)	9.250	04-08-38	$175,000	$218,750

ZFS Finance USA Trust II (6.450% to 6-15-16
then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65	360,000	376,200

U.S. Government & Agency Obligations 38.01%
(26.06% of Total Investments)				$66,556,302

(Cost $66,085,831)

U.S. Government 5.72%				10,024,405

U.S. Treasury Bonds (Z)	4.250	11-15-40	$2,625,000	2,557,734

U.S. Treasury Notes (Z)
Note (Z)	3.625	02-15-21	4,555,000	4,682,399
Note (Z)	2.125	02-29-16	2,755,000	2,784,272

U.S. Government Agency 32.29%				56,531,897

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru Ctf	6.500	06-01-37	57,527	64,523
30 Yr Pass Thru Ctf	6.500	10-01-37	112,454	126,131
30 Yr Pass Thru Ctf	6.500	11-01-37	220,645	247,723
30 Yr Pass Thru Ctf	6.500	12-01-37	103,653	116,259
30 Yr Pass Thru Ctf	6.500	12-01-37	68,341	76,653
30 Yr Pass Thru Ctf	6.500	03-01-38	204,817	229,728
30 Yr Pass Thru Ctf	6.500	04-01-39	2,612,242	2,929,956
30 Yr Pass Thru Ctf	6.500	09-01-39	175,128	196,428
30 Yr Pass Thru Ctf	4.000	09-01-40	5,954,845	5,929,627

Federal National Mortgage Association
15 Yr Pass Thru Ctf (Z)	4.000	06-01-24	1,186,466	1,237,558
15 Yr Pass Thru Ctf	4.000	06-01-24	2,890,430	3,012,189
30 Yr Pass Thru Ctf (Z)	6.500	07-01-36	867,300	975,733
30 Yr Pass Thru Ctf	6.500	01-01-39	4,227,740	4,748,381
30 Yr Pass Thru Ctf	6.500	03-01-39	246,291	277,044
30 Yr Pass Thru Ctf	6.500	06-01-39	347,489	390,717
30 Yr Pass Thru Ctf	5.500	02-01-36	1,988,377	2,144,549
30 Yr Pass Thru Ctf	5.500	12-01-36	5,968,192	6,429,489
30 Yr Pass Thru Ctf	5.500	06-01-37	1,059,825	1,141,410
30 Yr Pass Thru Ctf (Z)	5.500	06-01-38	2,063,660	2,220,586
30 Yr Pass Thru Ctf (Z)	5.500	10-01-39	4,562,554	4,909,501
30 Yr Pass Thru Ctf	5.000	TBA	3,825,000	4,037,692
30 Yr Pass Thru Ctf	4.500	10-01-40	3,501,121	3,613,193
30 Yr Pass Thru Ctf	4.000	08-01-40	7,240,241	7,218,065
30 Yr Pass Thru Ctf	4.000	10-01-40	2,685,791	2,677,565
30 Yr Pass Thru Ctf	4.000	10-01-40	830,215	828,451

Government National Mortgage Association
30 Yr Pass Thru Ctf	5.500	11-15-38	690,972	752,746

Foreign Government Obligations 0.43% (0.30% of Total Investments)				$758,808

(Cost $748,315)

Hungary 0.22%				384,020
Republic of Hungary	7.625	03-29-41	$364,000	384,020

South Korea 0.21%				374,788
Korea Development Bank	4.000	09-09-16	370,000	374,788

See notes to financial statements	Semiannual report | Income Securities Trust	17

		Maturity
	Rate (%)	date	Par value	Value

Collateralized Mortgage Obligations 13.68%
(9.38% of Total Investments)				$23,958,976

(Cost $25,650,675)

Commercial & Residential 11.21%				19,634,780

American Home Mortgage Assets
Series 2006-6, Class XP IO	2.361	12-25-46	$9,027,577	604,765

American Tower Trust
Series 2007-1A, Class D (S)	5.957	04-15-37	865,000	919,180

Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM (P)	5.964	05-10-45	595,000	640,710
Series 2006-4, Class AM	5.675	07-10-46	590,000	618,783

Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class B2 (P)	3.531	03-25-35	783,729	94,468

Bear Stearns Alt-A Trust
Series 2005-3, Class B2 (P)	2.572	04-25-35	539,623	35,707

Bear Stearns Commercial Mortgage
Securities, Inc. Series 2006-PW14, Class D (S)	5.412	12-11-38	655,000	382,068

Citigroup/Deutsche Bank Commercial
Mortgage Trust Series 2005-CD1, Class C (P)	5.396	07-15-44	295,000	270,178

Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.660	09-20-46	14,340,802	963,523

First Horizon Alternative Mortgage Securities
Series 2004-AA5, Class B1 (P)	2.353	12-25-34	408,083	55,715

GMAC Mortgage Corp Loan Trust
Series 2004-AR2, Class 3A (P)	3.406	08-19-34	933,850	858,416

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.078	07-10-38	595,000	636,425

GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05-25-36	2,758,076	2,172,655
Series 2004-9, Class B1 (P)	3.600	08-25-34	797,440	305,689

Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.440	08-19-45	3,180,963	148,650
Series 2005-2, Class X IO	2.377	05-19-35	13,439,195	740,449
Series 2005-8, Class 1X IO	2.400	09-19-35	5,407,176	290,787
Series 2007-3, Class ES IO	0.350	05-19-47	13,499,298	89,095
Series 2007-4, Class ES IO	0.350	07-19-47	16,360,111	89,817
Series 2007-6, Class ES IO (S)	0.342	08-19-37	11,243,354	71,733

IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01-25-35	315,671	33,585
Series 2005-AR18, Class 1X IO	2.225	10-25-36	11,095,638	554,782
Series 2005-AR18, Class 2X IO	1.913	10-25-36	10,486,014	524,301
Series 2005-AR5, Class B1 (P)	2.642	05-25-35	420,348	3,381

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP7, Class AM (P)	6.061	04-15-45	535,000	574,811
Series 2005-LDP4, Class B (P)	5.129	10-15-42	2,035,000	1,920,414

Merrill Lynch Mortgage Investors Trust
Series 2006-AF1, Class MF1 (H)	6.862	08-25-36	261,524	3

MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	5.696	10-25-36	792,253	752,240
Series 2007-3, Class M1 (P)	5.441	09-25-37	310,524	175,239
Series 2007-3, Class M2 (P)	5.441	09-25-37	114,599	56,355
Series 2007-3, Class M3 (P)	5.441	09-25-37	77,632	34,313

Morgan Stanley Capital I
Series 2008-HQ8, Class AM (P)	5.643	03-12-44	1,020,000	1,088,706

18	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.671	05-25-35	$393,858	$85,515

Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.771	03-25-44	877,330	810,669

WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class X IO	1.547	11-25-34	13,010,062	642,157
Series 2005-AR1, Class X IO	1.623	01-25-45	18,958,349	875,079
Series 2005-AR12, Class 1A2 (P)	2.724	10-25-35	290,573	285,863
Series 2005-AR4, Class B1 (P)	2.584	04-25-35	1,462,404	393,836
Series 2005-AR8, Class X IO	1.755	07-25-45	15,757,605	834,718

U.S. Government Agency 2.47%				4,324,196

Federal Home Loan Mortgage Corp.
Series 3747, Class HI IO	4.500	07-15-37	6,792,413	1,016,205
Series 3794, Class PI IO	4.500	02-15-38	1,190,093	198,214

Federal National Mortgage Association
Series 2009-47, Class EI IO	5.000	08-25-19	1,033,510	115,729
Series 2010-68, Class CI IO	5.000	11-25-38	1,532,572	280,909
Series 398, Class C3 IO	4.500	05-25-39	1,572,580	370,780
Series 401, Class C2 IO	4.500	06-25-39	990,326	212,882
Series 402, Class 3 IO	4.000	11-25-39	1,185,880	264,135
Series 402, Class 4 IO	4.000	10-25-39	2,085,029	457,174
Series 402, Class 7 IO	4.500	11-25-39	1,839,911	450,367
Series 402, Class 8 IO	4.500	11-25-39	2,191,904	483,709
Series 407, Class 7 IO	5.000	03-25-41	515,000	126,536
Series 407, Class 8 IO	5.000	03-25-41	490,000	118,556

Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04-20-39	1,739,118	229,000

Asset Backed Securities 3.23% (2.21% of Total Investments)				$5,653,949

(Cost $5,749,169)

Asset Backed Securities 3.23%				5,653,949
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.452	07-25-36	$648,202	559,865

Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.662	05-25-35	435,000	397,339

ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A–5	8.100	08-15-25	37,439	37,050

FUEL Trust (S)	4.207	04-15-16	150,000	153,123

Leaf Capital Funding SPE A LLC
Series 2010-A, Class B (P)(S)	5.218	12-15-20	165,000	165,000
Series 2010-A, Class C (P)(S)	7.218	12-15-20	242,000	242,000
Series 2010-A, Class D (P)(S)	10.218	12-15-20	195,000	195,000
Series 2010-A, Class E1 (P)(S)	14.718	12-15-20	211,848	211,848

Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12-20-18	529,020	515,989

Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C (P)	0.582	09-25-36	670,000	597,837
Series 2005-WMC1, Class M1 (P)	0.712	09-25-35	375,245	348,551

Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.292	03-25-35	645,000	592,334

Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.842	02-25-35	915,000	777,049

Residential Asset Securities Corp.
Series 2005-KS4, Class M1 (P)	0.622	05-25-35	930,000	860,964

See notes to financial statements	Semiannual report | Income Securities Trust	19

	Shares	Value
Common Stocks 2.74% (1.88% of Total Investments)		$4,796,075

(Cost $4,193,920)

Consumer Discretionary 0.04%		75,894

Hotels, Restaurants & Leisure 0.04%

Greektown Superholdings, Inc. (I)	768	75,894

Consumer Staples 0.40%		694,400

Tobacco 0.40%

Philip Morris International, Inc. (Z)	10,000	694,400

Energy 0.35%		619,840

Oil, Gas & Consumable Fuels 0.35%

Royal Dutch Shell PLC, ADR (Z)	8,000	619,840

Health Care 0.31%		542,716

Pharmaceuticals 0.31%

Johnson & Johnson (Z)	8,258	542,716

Information Technology 0.35%		602,940

Semiconductors & Semiconductor Equipment 0.35%

Intel Corp. (Z)	26,000	602,940

Materials 0.89%		1,559,325

Containers & Packaging 0.89%

Smurfit-Stone Container Corp. (I)(Z)	40,523	1,559,325

Telecommunication Services 0.40%		700,960

Diversified Telecommunication Services 0.40%

Telefonica SA, SADR	26,000	700,960

Preferred Securities 3.62% (2.48% of Total Investments)		$6,333,356

(Cost $6,249,495)

Consumer Discretionary 0.85%		1,481,411

Hotels, Restaurants & Leisure 0.85%

Greektown Superholdings, Inc., Series A (I)	14,991	1,481,411

Consumer Staples 0.59%		1,035,548

Food & Staples Retailing 0.59%

Ocean Spray Cranberries, Inc., Series A,
6.250% (S)(Z)	12,500	1,035,548

Energy 0.19%		330,575

Oil, Gas & Consumable Fuels 0.19%

Apache Corp., Series D, 6.000%	4,697	330,575

Financials 1.67%		2,918,110

Diversified Financial Services 0.31%

Citigroup Capital XIII (7.875% to 10-30-15,
then 3 month LIBOR + 6.370%)	3,900	108,264

GMAC Capital Trust I (8.125% to 2-15-16,
then 3 month LIBOR + 5.785%)	16,350	424,446

20	Income Securities Trust | Semiannual report	See notes to financial statements

	Shares	Value
Real Estate Investment Trusts 1.36%

Apartment Investment & Management Company, Series T, 8.000% (Z)	55,000	$1,383,800

Public Storage, Inc., Depositary Shares, Series W, 6.500% (Z)	40,000	1,001,600

Telecommunication Services 0.32%		567,712

Wireless Telecommunication Services 0.32%

Telephone & Data Systems, Inc., Series A, 7.600%	22,600	567,712

Short-Term Investments 0.31% (0.21% of Total Investments)		$537,000

(Cost $537,000)
	Par value	Value
Repurchase Agreement 0.31%		537,000
Repurchase Agreement with State Street Corp. dated 4-29-11
at 0.010% to be repurchased at $537,000 on 5-2-11,
collateralized by $500,000 Federal Home Loan Mortgage Corp.,
4.500% due 1-15-14 (valued at $552,500, including interest)	$537,000	537,000

Total investments (Cost $246,531,040)† 145.86%		$255,395,419

Other assets and liabilities, net (45.86%)		($80,299,164)

Total net assets 100.00%		$175,096,255

The percentage shown for each investment category is the total value of that category as a percentage of the assets of the Fund.

ADR American Depositary Receipts

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

SADR Sponsored American Depositary Receipts

TBA To Be Announced

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $48,161,796 or 27.51% of the Fund’s net assets as of 4-30-11.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

(Z) All or a portion of this security is pledged as collateral pursuant to the Committed Facility Agreement. Total collateral value at 4-30-11 was $137,018,901 (see Note 8).

† At 4-30-11, the aggregate cost of investment securities for federal income tax purposes was $247,109,429. Net unrealized appreciation aggregated $8,285,990, of which $15,603,746 related to appreciated investment securities and $7,317,756 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Income Securities Trust	21

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-11 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments, at value (Cost $246,531,040)	$255,395,419
Cash	8,101,060
Cash held at broker for futures contracts	70,875
Receivable for investments sold	170,379
Dividends and interest receivable	3,007,294
Other receivables and prepaid expenses	57,712

Total assets	266,802,739

Liabilities

Payable for investments purchased	1,673,095
Payable for delayed delivery securities purchased	4,020,779
Committed facility agreement payable (Note 8)	85,900,000
Payable for futures variation margin (Note 3)	4,977
Interest payable (Note 8)	7,079
Payable to affiliates
Accounting and legal services fees	5,016
Trustees’ fees	17,283
Other liabilities and accrued expenses	78,255

Total liabilities	91,706,484

Net assets

Capital paid-in	$183,417,349
Undistributed net investment income	765,607
Accumulated net realized loss on investments and futures contracts	(17,871,071)
Net unrealized appreciation on investments and futures contracts	8,784,370

Net assets	$175,096,255

Net asset value per share

Based on 11,596,334 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$15.10

22	Income Securities Trust | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$7,506,439
Dividends	220,444
Less foreign taxes withheld	(1,006)

Total investment income	7,725,877

Expenses

Investment management fees (Note 5)	672,214
Accounting and legal services fees (Note 5)	11,264
Transfer agent fees	39,678
Trustees’ fees (Note 5)	27,395
Printing and postage	37,752
Professional fees	39,825
Custodian fees	12,754
Interest expense (Note 8)	484,507
Stock exchange listing fees	11,805
Other	14,876

Total expenses	1,352,070

Net investment income	6,373,807

Realized and unrealized gain (loss)

Net realized gain
Investments	650,445
Futures contracts (Note 3)	32,732
683,177
Change in net unrealized appreciation (depreciation) of
Investments	2,806,885
Futures contracts (Note 3)	17,777
2,824,662
Net realized and unrealized gain	3,507,839

Increase in net assets from operations	$9,881,646

See notes to financial statements	Semiannual report | Income Securities Trust	23

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-11	ended
	(unaudited)	10-31-10
Increase (decrease) in net assets

From operations
Net investment income	$6,373,807	$13,650,728
Net realized gain (loss)	683,177	(1,071,550)
Change in net unrealized appreciation (depreciation)	2,824,662	16,925,575

Increase in net assets resulting from operations	9,881,646	29,504,753

Distributions to shareholders
From net investment income	(6,585,658)	(13,367,891)

From Fund share transactions (Note 6)	525,109	1,079,434

Total increase	3,821,097	17,216,296

Net assets

Beginning of period	171,275,158	154,058,862

End of period	$175,096,255	$171,275,158

Undistributed net investment income	$765,607	$977,458

24	Income Securities Trust | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of cash flows

This Statement of Cash Flows shows cash flow from operating and financing activities for the period stated.

For the
six-month
period ended
4-30-11
(unaudited)
Cash flows from operating activities

Net increase in net assets from operations	$9,881,646
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(111,581,547)
Long-term investments sold	109,328,018
Decrease in short-term	840,000
Net amortization of premium (discount)	1,203,933
Decrease in dividends and interest receivable	450,067
Increase in payable for investments purchased	4,408,613
Decrease in receivable for investments sold	757,364
Increase in cash held at broker for futures contracts	(16,425)
Increase in other receivables and prepaid assets	(37,309)
Decrease in payable for futures variation margin	(4,921)
Decrease in payable to affiliates	(6,305)
Decrease in interest payable	(3,595)
Decrease in other liabilities and accrued expenses	(1,162)
Net change in unrealized (appreciation) depreciation on investments	(2,806,885)
Net realized gain on investments	(650,445)

Net cash provided by operating activities	$11,761,047

Cash flows from financing activities
Borrowings from credit facility agreement payable	$2,400,000
Distributions to common shareholders net of reinvestments	(6,060,549)

Net cash used in financing activities	($3,660,549)

Net increase in cash	$8,100,498

Cash at beginning of period	$562

Cash at end of period	$8,101,060

Supplemental disclosure of cash flow information

Cash paid for interest	$488,102

Noncash financing activities not included herein consist of	525,109
reinvestment of distributions

See notes to financial statements	Semiannual report | Income Securities Trust	25

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

COMMON SHARES

Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05
Per share operating performance

Net asset value, beginning
of period	$14.82	$13.42	$10.67	$14.53	$15.22	$15.30	$16.19
Net investment income[3]	0.55	1.19	1.18	1.05	1.34	1.26	1.20
Net realized and unrealized
gain (loss) on investments	0.30	1.37	2.70	(3.92)	(0.69)	(0.03)	(0.81)
Distributions to Auction
Preferred Shares (APS)	—	—	—	(0.15)	(0.42)	(0.38)	(0.25)
Total from
investment operations	0.85	2.56	3.88	(3.02)	0.23	0.85	0.14
Less distributions to
common shareholders
From net investment income	(0.57)	(1.16)	(1.13)	(0.84)	(0.92)	(0.93)	(1.03)
Net asset value,
end of period	$15.10	$14.82	$13.42	$10.67	$14.53	$15.22	$15.30
Per share market value,
end of period	$14.57	$14.76	$12.94	$9.67	$12.85	$14.75	$13.68
Total return at net
asset value (%)[4]	5.99[5]	19.90	39.06	(21.36)[5]	1.97	6.24	1.36[6]
Total return at market
value (%)[4]	2.68[5]	23.85	47.95	(19.41)[5]	(6.94)	15.15	(6.42)

Ratios and supplemental data

Net assets applicable to
common shares, end of
period (in millions)	$175	$171	$154	$121	$165	$172	$172
Ratios (as a percentage of
average net assets):
Expenses (excluding
interest expense)	1.03[7]	1.12	1.40	1.41[7]	1.16[8]	1.17[8]	1.16[8]
Interest expense (Note 8)	0.57[7]	0.66	0.85	0.76[7]	—	—	—
Expenses (including
interest expense)	1.60[7]	1.78	2.25	2.17[7]	1.16[8]	1.17[8]	1.16[8]
Net investment income	7.54[7]	8.44	10.56	9.37[7]	8.87[9]	8.30[9]	7.62[9]
Portfolio turnover (%)	44	79	94	40	54	94	148

26	Income Securities Trust | Semiannual report	See notes to financial statements

COMMON SHARES
Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05
Senior securities

Total value of APS
outstanding (in millions)	—	—	—	—	$90	$90	$90
Involuntary liquidation
preference per unit
(in thousands)	—	—	—	—	25	25	25
Average market value per
unit (in thousands)	—	—	—	—	25	25	25
Asset coverage per unit[10]	—	—	—	—[11]	$71,228	$73,375	$72,470
Total debt outstanding end
of year (in millions) (Note 8)	$86	$84	$58	$58	—	—	—
Asset coverage per $1,000
of APS[12]	—	—	—	—	$2,851	$2,928	$2,928
Asset coverage per $1,000
of debt[13]	$3,038	$3,051	$3,656	$3,094	—	—	—

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.
5 Not annualized.
6 Unaudited.
7 Annualized.
8 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of expenses would have been 0.76%, 0.77% and 0.77% for the periods ended 12-31-07, 12-31-06 and 12-31-05, respectively.
9 Ratios calculated on the basis of net investment income relative to the average net assets of common shares.
Without the exclusion of preferred shares, the annualized ratio of net investment income would have been 5.82%,
5.45% and 5.06% for the periods ended 12-31-07, 12-31-06 and 12-31-05, respectively.
10 Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing that amount by the number of APS outstanding, as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.
11 In May 2008, the Fund entered into a Credit Facility Agreement with a third-party commercial bank in order to redeem the APS. The redemption of all APS was completed on 6-12-08.
12 Asset coverage equals the total net assets plus APS divided by the APS of the Fund outstanding at period end.
13 Asset coverage equals the total net assets plus borrowings divided by the borrowings of the Fund outstanding at period end (Note 8).

See notes to financial statements	Semiannual report | Income Securities Trust	27

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Income Securities Trust (the Fund) is a closed-end diversified management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund: Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$138,139,790	—	$137,722,233	$417,557
Convertible Bonds	1,093,125	—	1,093,125	—
Municipal Bonds	256,329	—	256,329	—
Term Loans	3,219,408	—	2,219,408	1,000,000
Capital Preferred Securities	4,092,301	—	4,092,301	—
U.S. Government &
Agency Obligations	66,556,302	—	66,556,302	—
Foreign Government
Obligations	758,808	—	758,808	—
Collateralized Mortgage
Obligations	23,958,976	—	22,790,798	1,168,178
Asset Backed Securities	5,653,949	—	4,840,101	813,848
Common Stocks	4,796,075	$4,720,181	—	75,894
Preferred Securities	6,333,356	3,816,397	1,035,548	1,481,411
Short-Term Investments	537,000	—	537,000	—

Total investments
in securities	$255,395,419	$8,536,578	$241,901,953	$4,956,888
Other Financial Instruments
Futures	($80,009)	($80,009)	—	—

28	Income Securities Trust | Semiannual report

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six-month period ended April 30, 2011, there were no significant transfer in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		COLLATERALIZED
	ASSET BACKED	MORTGAGE	COMMON	CORPORATE	PREFERRED
	SECURITIES	OBLIGATIONS	STOCKS	BONDS	SECURITIES	TERM LOANS	TOTAL

Balance as of
10-31-10	—	$1,269,712	$84,924	$318,165	$1,657,686	—	$3,330,487
Realized gain (loss)	—	(320,128)	—	406	—	—	(319,722)
Change in unrealized
appreciation
(depreciation)	—	642,789	(9,030)	(30,812)	(176,275)	—	426,672
purchases	$813,848	634	—	147,600	—	$1,000,000	1,962,082
Sales	—	(8,195)	—	(17,802)	—	—	(25,997)
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of
Level 3	—	(416,634)	—	—	—	—	(416,634)
Balance as of 4-30-11	$813,848	$1,168,178	$75,894	$417,557	$1,481,411	$1,000,000	$4,956,888
Change in unrealized
at period end*	—	$152,561	($9,030)	($31,232)	($176,275)	—	($63,976)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified

Semiannual report | Income Securities Trust	29

cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Payment-in-kind bonds. The Fund may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The Fund accrues income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the Fund may need to sell other investments to make distributions.

Real estate investment trusts. From time to time, the Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Overdrafts. Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $17,851,774 available to offset future net realized capital gains as of October 31, 2010. The following table details the capital loss carryforward available as of October 31, 2010.

30	Income Securities Trust | Semiannual report

CAPITAL LOSS CARRYFORWARD EXPIRING AT OCTOBER 31

2012	2013	2014	2015	2016	2017	2018

$2,123,466	$2,443,482	$3,342,775	$1,351,797	$1,367,076	$6,785,450	$437,728

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of October 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds, derivative transactions and amortization and accretion on debt securities.

Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the recognized on the Statement of Assets and Liabilities.

Semiannual report | Income Securities Trust	31

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the six months ended April 30, 2011, the Fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at April 30, 2011. During the six months ended April 30, 2011, the Fund held futures contracts with absolute notional values ranging from $7.2 million to $7.5 million, as measured at each quarter end.

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	VALUE (USD)	(DEPRECIATION)

U.S. Treasury 30-Year	10	Long	Jun 2011	$1,223,750	$31,226
Bond Futures
U.S. Treasury 10-Year	23	Short	Jun 2011	(2,786,234)	(59,901)
Note Futures
U.S. Treasury 5-Year	27	Short	Jun 2011	(3,198,656)	(51,334)
Note Futures
					($80,009)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2011 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate	Payable for futures	Futures†	$31,226	($111,235)
contracts	variation margin

Total			$31,226	($111,235)

† Reflects cumulative appreciation/depreciation of futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended April 30, 2011:

	STATEMENT OF	FUTURES
RISK	OPERATIONS LOCATION	CONTRACTS

Interest rate	Net realized gain	$32,732
contracts
Total		$32,732

32	Income Securities Trust | Semiannual report

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended April 30, 2011:

	STATEMENT OF
	OPERATIONS	FUTURES
RISK	LOCATION	CONTRACTS

Interest rate	Change in unrealized	$17,777
contracts	appreciation
	(depreciation) of
Total		$17,777

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. The Adviser is an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the Fund’s average daily net assets and the value attributable to the credit facility agreement (collectively, managed assets), (b) 0.375% of the next $50,000,000, (c) 0.350% of the next $100,000,000 and (d) 0.300% of the Fund’s average daily managed assets in excess of $300,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly, MFC Global Investment Management (U.S.), LLC), an indirectly owned subsidiary of MFC and an affiliate of the Adviser. Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2011, were equivalent to an annual effective rate of 0.53% of the Fund’s average daily managed assets.

Accounting and legal services. Pursuant to a service agreement the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2011, amounted to an annual rate of 0.01% of the Fund’s average daily managed assets.

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid assets and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Semiannual report | Income Securities Trust	33

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2011, and for the year ended October 31, 2010, were as follows:

	Six months ended 4-30-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount

Distributions reinvested	36,699	$525,109	77,303	$1,079,434

Note 7 — Leverage risk

The Fund utilizes a Committed Facility Agreement (CFA) to increase its assets available for investment. When the Fund leverages its assets, common shareholders bear the fees associated with the facility and have the potential to benefit or be disadvantaged from the use of leverage. The Adviser’s fee is also increased in dollar terms from the use of leverage. Consequently, the Fund and the Adviser may have differing interests in determining whether to leverage the Fund’s assets. Leverage creates risks that may adversely affect the return for the holders of common shares, including:

• the likelihood of greater volatility of net asset value and market price of common shares

• fluctuations in the interest rate paid for the use of the credit facility

• increased operating costs, which may reduce the Fund’s total return

• the potential for a decline in the value of an investment acquired through leverage, while the Fund’s obligations under such leverage remains fixed

• the Fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used, conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

Note 8 — Committed Facility Agreement

The Fund has entered into a Committed Facility Agreement (CFA) with a subsidiary of BNP Paribas (BNP) that allows it to borrow up to $90 million and to invest the borrowings in accordance with its investment practices.

Borrowings under the CFA are secured by the assets of the Fund as disclosed in the Fund’s investments. Interest charged is at the rate of one month LIBOR (reset daily) plus 0.70% and is payable monthly. Prior to April 29, 2011, the interest rate was one month LIBOR plus 0.85%. The Fund also pays a commitment fee of 0.60% per annum on the unused portion of the facility. The Commitment fee for the six months ended April 30, 2011, amounted to $16,182 and is included in the interest expense in the Statement of operations. As of April 30, 2011, the Fund had borrowings of $85,900,000 at an interest rate of 0.91%, which are reflected in the Committed facility agreement payable on the Statement of assets and liabilities. During the six months ended April 30, 2011, the average borrowing under the CFA and the effective average interest rate were $84,656,522 and 1.10%, respectively.

The Fund may terminate the agreement with 90 days’ notice and, if the Board of Trustees determines that the elimination of all indebtedness leveraging the Fund’s investments is in the best interests of the Fund’s shareholders, the Fund may terminate the agreement with 30 days’ notice. In addition, if certain asset coverage and collateral requirements, minimum net assets or other covenants are

34	Income Securities Trust | Semiannual report

not met, the CFA could be deemed in default and result in termination. Absent a default or a facility termination event, BNP is required to provide the Fund with 270 days’ notice prior to terminating or amending the CFA.

The Fund has entered into an agreement with BNP that allows BNP to borrow a portion of the pledged collateral (Lent Securities) in an amount not to exceed the lesser of: (i) outstanding borrowings owed by the Fund to BNP and (ii) thirty-three and one-third percent of the Fund’s total assets. The Fund can designate any security within the pledged collateral as ineligible to be a Lent Security and can recall any of the Lent Securities. The Fund also has the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the current borrowings under the CFA. There have been no lending activity under this agreement during the six-month period ended April 30, 2011.

Note 9 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $82,838,394 and $74,411,475, respectively, for the six months ended April 30, 2011. Purchases and sales of U.S. Treasury obligations aggregated $28,743,153 and $34,916,543, respectively, for the six months ended April 30, 2011.

Semiannual report | Income Securities Trust	35

Additional information

Unaudited

Investment objective and policy

The Fund is a closed-end diversified management investment company, common shares of which were initially offered to the public on February 14, 1973, and are publicly traded on the NYSE. The Fund’s investment objective is to generate a high level of current income consistent with prudent investment risk. The Fund invests, primarily in a diversified portfolio of freely marketable debt securities and may invest an amount not exceeding 20% of its assets in income-producing preferred securities and common stocks. Under normal circumstances, the Fund will invest at least 80% of net assets in income securities. Income securities will consist of the following: (i) marketable corporate debt securities, (ii) governmental obligations and (iii) cash and commercial paper. “Net assets” is defined as net assets plus borrowings for investment purposes. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy.

It is contemplated that at least 75% of the value of the Fund’s total assets will be represented by debt securities, which have at the time of purchase a rating within the four highest grades as determined by Moody’s Investors Service, Inc. or Standard & Poor’s Corporation. The Fund intends to engage in short-term trading and may invest in repurchase agreements.

On March 9, 2011, the Board of Trustees amended the Fund’s investment policy regarding the use of reverse repurchase agreement transactions. The new policy provides the following:

Reverse repurchase agreements: The Fund may engage in reverse repurchase agreement transactions to the extent permitted under the Investment Company Act of 1940, as amended (“1940 Act”), and related guidance of the Securities and Exchange Commission and its staff. The Fund intends to use reverse repurchase agreements to obtain investment leverage either alone and/or in combination with other forms of investment leverage. The Fund may also use reverse repurchase agreement transactions for temporary or emergency purposes. In a reverse repurchase agreement transaction, the Fund temporarily transfers possession of a portfolio instrument to another party in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. The value of the portfolio securities transferred may substantially exceed the purchase price received by the Fund under the reverse repurchase agreement transaction and, during the life of the reverse repurchase agreement transaction, the Fund may be required to transfer additional securities if the market value of those securities initially transferred declines. In engaging in a reverse repurchase transaction, the Fund may transfer (“sell”) any of its portfolio securities to a broker-dealer, bank or another financial institution counterparty as determined by the Adviser to be appropriate. In accordance with guidance from the SEC and its staff from time to time in effect, the Fund will earmark or segregate liquid assets equal to repayment obligations under the reverse repurchase agreements. When the Fund enters into a reverse repurchase agreement transaction, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the Fund’s assets.

On March 9, 2011, the Board of Trustees also approved certain other investment policy changes, as summarized below:

(i) investment policy stating that “The Fund may also invest up to 20% of its total assets in income-producing preferred and common stocks.” was replaced with the following: “The Fund may also invest up to 20% of its total assets in income-producing preferred securities and common stocks.”; and

36	Income Securities Trust | Semiannual report

(ii) investment policy stating that “The Fund may also purchase income producing securities which are convertible into or come with rights to purchase preferred and common stocks.” was replaced with the following: “The Fund may also purchase income producing securities which are convertible into or come with rights to purchase preferred securities and common stocks.”

Bylaws and Declaration of Trust

In November 2002, the Board of Trustees adopted several amendments to the Fund’s bylaws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the bylaws require shareholders to notify the Fund in writing of any proposal which they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year’s annual meeting of shareholders. The notification must be in the form prescribed by the bylaws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures that must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the bylaws.

On August 21, 2003, shareholders approved the amendment of the Fund’s bylaws effective August 26, 2003, to provide for the issuance of preferred shares.

On March 31, 2008, the shareholders approved an amendment to the Fund’s Declaration of Trust to permit the Fund’s Board of Trustees to delegate the authority to declare dividends to a Dividend Committee consisting of officers, employees or agents of the Fund.

Effective September 9, 2008, the Fund’s bylaws were amended with respect to notice requirements for Trustee nominations and other proposals by the Fund’s shareholders. These provisions require the disclosure of the nominating shareholder and the nominee’s investment interests as they relate to the Fund, as well as the name of any other shareholder supporting the nominee for election as a Trustee or the proposal of other business. In order for notice to be proper, such notice must disclose the economic interests of the nominating shareholder and nominee, including his or her holdings of shares in the Fund, the intent upon which those shares were acquired, and any hedging arrangements (including leveraged or short positions) made with respect to the shares of the Fund. Additionally, any material interest that the shareholder has in the business to be brought before the meeting must be disclosed.

Dividends and distributions

During the six-month period ended April 30, 2011, dividends from net investment income totaling $0.5692 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

INCOME
PAYMENT DATE	DIVIDEND

December 31, 2010	$0.2818
March 31, 2011	0.2874
Total	$0.5692

Semiannual report | Income Securities Trust	37

Dividend reinvestment plan

The Board of Trustees approved certain amendments to the Fund’s Dividend Reinvestment Plan. The Dividend Reinvestment Plan that is in effect as of July 1, 2011 is described below.

Pursuant to the Fund’s Dividend Reinvestment Plan (the Plan), distributions of dividends and capital gains are automatically reinvested in common shares of the Fund by The Bank of New York Mellon (the Plan Agent). Every shareholder holding at least one full share of the Fund is entitled to participate in the Plan. In addition, every shareholder who became a shareholder of the Fund after June 30, 2011 and holds at least one full share of the Fund will be automatically enrolled in the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash.

If the Fund declares a dividend or distribution payable either in cash or in common shares of the Fund and the market price of shares on the payment date for the distribution or dividend equals or exceeds the Fund’s net asset value per share (NAV), the Fund will issue common shares to participants at a value equal to the higher of NAV or 95% of the market price. The number of additional shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution or dividend by the higher of NAV or 95% of the market price. If the market price is lower than NAV, or if dividends or distributions are payable only in cash, then participants will receive shares purchased by the Plan Agent on participants’ behalf on the New York Stock Exchange (the NYSE) or otherwise on the open market. If the market price exceeds NAV before the Plan Agent has completed its purchases, the average per share purchase price may exceed NAV, resulting in fewer shares being acquired than if the Fund had issued new shares.

There are no brokerage charges with respect to common shares issued directly by the Fund. However, whenever shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested.

The reinvestment of dividends and net capital gains distributions does not relieve participants of any income tax that may be payable on such dividends or distributions.

Shareholders participating in the Plan may buy additional shares of the Fund through the Plan at any time in amounts of at least $50 per investment, up to a maximum of $10,000, with a total calendar year limit of $100,000. Shareholders will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. Purchases of additional shares of the Fund will be made on the open market. Shareholders who elect to utilize monthly electronic fund transfers to buy additional shares of the Fund will be charged a $2 transaction fee plus $0.05 per share brokerage trading fee for each automatic purchase. Shareholders can also sell Fund shares held in the Plan account at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.bnymellon.com/shareowner/equityaccess. The Plan Agent will mail a check to you (less applicable brokerage trading fees) on settlement date, which is three business days after your shares have been sold. If you choose to sell your shares through your stockbroker, you will need to request that the Plan Agent electronically transfer your shares to your stockbroker through the Direct Registration System.

Shareholders participating in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.bnymellon.com/shareowner/equityaccess. Such termination will be effective immediately if the notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise, such termination will be effective on the first trading day after the payment date for such dividend or distribution, with respect to any subsequent dividend or distribution. If you withdraw, your shares will be credited to your account; or, if you wish, the Plan Agent will sell your full and fractional shares and send you the proceeds, less a transaction fee of $5.00 and less brokerage trading fees of $0.05 per share. If a shareholder does not maintain at least one whole share of common stock in the Plan account, the Plan Agent may terminate such shareholder’s participation in the Plan after written notice. Upon termination, shareholders will be sent a check for the cash value of any fractional share in the Plan account, less any applicable broker commissions and taxes.

38	Income Securities Trust | Semiannual report

Shareholders who hold at least one full share of the Fund may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.bnymellon.com/shareowner/equityaccess. If received in proper form by the Plan Agent before the record date of a dividend, the election will be effective with respect to all dividends paid after such record date. If you wish to participate in the Plan and your shares are held in the name of a brokerage firm, bank or other nominee, please contact your nominee to see if it will participate in the Plan for you. If you wish to participate in the Plan, but your brokerage firm, bank or other nominee is unable to participate on your behalf, you will need to request that your shares be re-registered in your own name, or you will not be able to participate. The Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by you as representing the total amount registered in your name and held for your account by your nominee.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund and the Plan Agent reserve the right to amend or terminate the Plan. Participants generally will receive written notice at least 90 days before the effective date of any amendment.

In the case of termination, participants will receive written notice at least 90 days before the record date for the payment of any dividend or distribution by the Fund.

All correspondence or additional information about the Plan should be directed to The Bank of New York Mellon, c/o BNY Mellon Shareowner Services, c/o Mellon Investor Services, P.O. Box 358035, Pittsburgh, PA 15252-8035 (Telephone: 1-800-852-0218 (within the U.S. and Canada), 1-201-680-6578 (International Telephone Inquiries), and 1-800-231-5469 (For the Hearing Impaired (TDD)).

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting

The Fund held its Annual Meeting of Shareholders on January 21, 2011. The following proposal was considered by the shareholders: Proposal: Election of eleven (11) Trustees to serve until their respective successors have been duly elected and qualified. The votes cast with respect to each Trustee are set forth below.

THE PROPOSAL PASSED ON JANUARY 21, 2011.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

James F. Carlin	8,845,546	171,894
William H. Cunningham	8,841,058	176,382
Deborah C. Jackson	8,820,838	196,602
Charles L. Ladner	8,837,252	180,188
Stanley Martin	8,843,996	173,444
Hugh McHaffie	8,852,356	165,084
John A. Moore	8,855,659	161,781
Patti McGill Peterson	8,842,709	174,731
Steven R. Pruchansky	8,838,151	179,289
Gregory A. Russo	8,852,199	165,241
John G. Vrysen	8,848,410	169,030

Semiannual report | Income Securities Trust	39

More information

Trustees	Officers	Investment adviser
Steven R. Pruchansky,	Keith F. Hartstein	John Hancock Advisers, LLC
Chairperson	President and
James F. Carlin	Chief Executive Officer	Subadviser
William H. Cunningham	Andrew G. Arnott	John Hancock Asset Management
Deborah C. Jackson*	Senior Vice President	(formerly
Charles L. Ladner,*	and Chief Operating Officer	MFC Global
Vice Chairperson	Thomas M. Kinzler	Investment Management
Stanley Martin*	Secretary and Chief Legal Officer	(U.S.), LLC)
Hugh McHaffie†	Francis V. Knox, Jr.
Dr. John A. Moore	Chief Compliance Officer	Custodian
Patti McGill Peterson*	Charles A. Rizzo	State Street Bank and
Gregory A. Russo	Chief Financial Officer	Trust Company
John G. Vrysen†	Salvatore Schiavone
	Treasurer	Transfer agent
*Member of the		Mellon Investor Services
Audit Committee
†Non-Independent Trustee		Legal counsel
K&L Gates LLP

Stock symbol
Listed New York Stock
Exchange: JHS

For shareholder assistance refer to page 39

You can also contact us:
	1-800-852-0218	Regular mail:
	jhfunds.com	Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

The Fund is listed for trading on the NYSE and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund also files with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

40	Income Securities Trust | Semiannual report

1-800-852-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds. com

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

P60SA 4/11
6/11

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached and “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:

/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 20, 2011

By:

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: June 20, 2011